RELATED PARTIES - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Revenue from contracts with customers	$ 12,493	$ 10,670	$ 8,753
Marketing agreement with Medtronic, Inc. ("Medtronic")
Disclosure of transactions between related parties [line items]
Revenue from contracts with customers	203	207	307
Fee and commission expense	$ 41	$ 41	$ 61